Fair Value, Assets Measured at Fair Value Non-recurring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Assets measured at fair value on a non-recurring basis [Abstract]
Other Real Estate Owned, Valuation Technique [Extensible List]	us-gaap:OtherRealEstateOwnedTypeExtensibleList	us-gaap:OtherRealEstateOwnedTypeExtensibleList
Other Real Estate Owned, Measurement Input [Extensible List]	us-gaap:OtherRealEstateOwnedTypeExtensibleList	us-gaap:OtherRealEstateOwnedTypeExtensibleList
Impaired loans [Abstract]
Fair value assets transfers from Level 1 to Level 2	$ 0	$ 0
Fair value assets transfers from Level 2 to Level 1	0	0
Other real estate owned, commercial real estate	358	560
Other real estate owned, residential real estate properties	1,200	1,100
Valuation charge on other real estate owned	366	769
Impaired loans	20,976	22,288
Collateral dependent impaired loans	120	459
Gross charge offs, residential impaired loans	22	67
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	1,579	1,675
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	$ 120	$ 459
Nonrecurring [Member] | Minimum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.01	0.01
Nonrecurring [Member] | Maximum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.21	0.14
Nonrecurring [Member] | Weighted Average [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.02	0.07
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Adjustments for Differences Between Comparable Sales [Member]
Impaired loans [Abstract]
Impaired loans, unobservable inputs	0.01	0.05
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Adjustments for Differences Between Comparable Sales [Member]
Impaired loans [Abstract]
Impaired loans, unobservable inputs	0.17	0.14
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Adjustments for Differences Between Comparable Sales [Member]
Impaired loans [Abstract]
Impaired loans, unobservable inputs	0.09	0.10
Nonrecurring [Member] | Carrying Value [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	$ 1,579	$ 1,675
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	$ 120	$ 459